CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) shares in Thousands, $ in Thousands	Total	Issued capital	Share-based payment reserve	Investment revaluation reserve	Currency translation reserve	Deficit
Beginning balance (in shares) at Dec. 31, 2023		68,871
Beginning balance at Dec. 31, 2023	$ 40,521	$ 176,942	$ 8,854	$ 0	$ 3,820	$ (149,095)
Total comprehensive loss
Net loss for the period	(9,501)					(9,501)
Presentation currency translation	(25)	(17,980)			17,955
Total comprehensive loss	(9,526)	$ (17,980)			17,955	(9,501)
Shares issued for equity financings (Note 15(f)) (in shares)		31,512
Shares issued for equity financings (Note 16(f))	25,555	$ 25,555
Delamar Land Claims Acquisition (Note 10) (in shares)		2,960
DeLamar Land Claims Acquisition (Note 11)	2,100	$ 2,100
Florida Canyon Gold Inc. Acquisition (Note 10) (in shares)		65,213
Florida Canyon Gold Inc. Acquisition (Note 7)	72,669	$ 72,652	17
Share issue costs	(2,129)	$ (2,129)
Share-based compensation	1,543		1,543
Share units settled (in shares)		152
Share units settled	(178)	$ 341	(519)
Ending balance (in shares) at Dec. 31, 2024		168,708
Ending balance at Dec. 31, 2024	130,555	$ 257,481	9,895	0	21,775	(158,596)
Total comprehensive loss
Net loss for the period	(2,243)					(2,243)
Presentation currency translation	0
Other comprehensive loss	(5)			(5)
Total comprehensive loss	(2,248)			(5)		(2,243)
Shares issued for Debt Conversion (in shares)		12,295
Shares issued for Debt Conversion (Note 13)	54,553	$ 54,553
Share-based compensation	1,970		1,970
Share units settled (in shares)		448
Share units settled	(122)	$ 439	(561)
Warrants exercised (in shares)		625
Warrants exercised	538	$ 538
Ending balance (in shares) at Dec. 31, 2025		182,076
Ending balance at Dec. 31, 2025	$ 185,246	$ 313,011	$ 11,304	$ (5)	$ 21,775	$ (160,839)